Stockbased Compensation, Restricted Units Disclosures (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unvested Restricted Units [Roll Forward]
Unvested Restricted Units, Beginning Balance	2,051
Granted	785
Vested	(840)
Forfeited	(149)
Unvested Restricted Units, Ending Balance	1,847	2,051
Restricted Units, Additional Disclosures [Abstract]
Unvested Restricted Units, Weighted Average Grant Date Fair Value, Beginning Balance (in dollars per share)	$ 53.91
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	$ 77.18
Vested, Weighted Average Grant Date Fair Value (in dollars per share)	$ 56.17
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share)	$ 58.12
Unvested Restricted Units, Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)	$ 62.43	$ 53.91
Fair Value of Units Vested	$ 47.2	$ 23.0	$ 21.2
Restricted Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Requisite Service Period	3 years
Restricted Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Requisite Service Period	4 years